SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks — 99.7%
Aerospace & Defense — 1.7%
AAR Corp.	34,271	$608,653
Aerojet Rocketdyne Holdings, Inc.*	75,305	3,150,008
AeroVironment, Inc.*	22,534	1,373,673
Cubic Corp.	32,553	1,344,765
Moog, Inc. (Class A Stock)	33,574	1,696,494
National Presto Industries, Inc.	5,269	373,098
Park Aerospace Corp.	20,244	255,074
Triumph Group, Inc.	52,050	351,858
		9,153,623
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	26,840	688,983
Echo Global Logistics, Inc.*	28,530	487,292
Forward Air Corp.	29,306	1,484,349
Hub Group, Inc. (Class A Stock)*	34,780	1,581,447
		4,242,071
Airlines — 0.5%
Allegiant Travel Co.(a)	13,804	1,129,167
Hawaiian Holdings, Inc.	48,330	504,565
SkyWest, Inc.	52,510	1,375,237
		3,008,969
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	116,890	421,973
Cooper Tire & Rubber Co.	52,140	849,882
Cooper-Standard Holdings, Inc.*	17,380	178,493
Dorman Products, Inc.*(a)	30,370	1,678,550
Fox Factory Holding Corp.*	40,050	1,682,100
Garrett Motion, Inc. (Switzerland)*	76,500	218,790
Gentherm, Inc.*(a)	34,050	1,069,170
LCI Industries	26,029	1,739,518
Motorcar Parts of America, Inc.*(a)	19,580	246,316
Standard Motor Products, Inc.	21,049	875,007
		8,959,799
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	35,031	974,212
Banks — 9.4%
Allegiance Bancshares, Inc.(a)	19,850	478,584
Ameris Bancorp	68,190	1,620,194
Banc of California, Inc.(a)	46,120	368,960
Banner Corp.	38,780	1,281,291
Berkshire Hills Bancorp, Inc.	44,750	664,985
Boston Private Financial Holdings, Inc.	86,562	618,918
Brookline Bancorp, Inc.	83,032	936,601
Cadence BanCorp	133,050	871,478
Central Pacific Financial Corp.	29,520	469,368
City Holding Co.	16,974	1,129,280
Columbia Banking System, Inc.(a)	75,148	2,013,966
Community Bank System, Inc.(a)	53,806	3,163,793
Customers Bancorp, Inc.*	29,700	324,621
CVB Financial Corp.	138,450	2,775,923
Dime Community Bancshares, Inc.	32,171	441,065
Eagle Bancorp, Inc.	35,000	1,057,350
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	225,722	$1,200,841
First Commonwealth Financial Corp.	101,960	931,914
First Financial Bancorp	103,253	1,539,502
First Midwest Bancorp, Inc.	114,220	1,511,702
Franklin Financial Network, Inc.	14,000	285,460
Glacier Bancorp, Inc.(a)	89,183	3,032,668
Great Western Bancorp, Inc.	58,630	1,200,742
Hanmi Financial Corp.	32,286	350,303
Heritage Financial Corp.	38,050	761,000
Hope Bancorp, Inc.	131,554	1,081,374
Independent Bank Corp.	35,786	2,303,545
National Bank Holdings Corp. (Class A Stock)	32,390	774,121
NBT Bancorp, Inc.(a)	45,510	1,474,069
OFG Bancorp (Puerto Rico)	53,470	597,795
Old National Bancorp	176,827	2,332,348
Opus Bank	22,550	390,792
Pacific Premier Bancorp, Inc.(a)	61,770	1,163,747
Preferred Bank	14,200	480,244
S&T Bancorp, Inc.	40,073	1,094,794
Seacoast Banking Corp. of Florida*(a)	53,500	979,585
ServisFirst Bancshares, Inc.(a)	47,950	1,405,894
Simmons First National Corp. (Class A Stock)(a)	118,446	2,179,406
Southside Bancshares, Inc.	33,036	1,003,964
Tompkins Financial Corp.	12,734	914,301
Triumph Bancorp, Inc.*	24,400	634,400
United Community Banks, Inc.	82,227	1,505,576
Veritex Holdings, Inc.	49,170	686,905
Westamerica Bancorporation	28,150	1,654,657
		51,688,026
Beverages — 0.3%
Coca-Cola Consolidated, Inc.(a)	4,850	1,011,371
MGP Ingredients, Inc.(a)	13,900	373,771
National Beverage Corp.*(a)	12,100	516,065
		1,901,207
Biotechnology — 2.5%
Acorda Therapeutics, Inc.*(a)	49,000	45,697
AMAG Pharmaceuticals, Inc.*(a)	35,050	216,609
Anika Therapeutics, Inc.*(a)	14,850	429,314
Cytokinetics, Inc.*(a)	61,250	722,137
Eagle Pharmaceuticals, Inc.*	10,540	484,840
Emergent BioSolutions, Inc.*(a)	45,707	2,644,607
Enanta Pharmaceuticals, Inc.*(a)	16,670	857,338
Momenta Pharmaceuticals, Inc.*	118,080	3,211,776
Myriad Genetics, Inc.*(a)	77,350	1,106,878
Progenics Pharmaceuticals, Inc.*	89,150	338,770
REGENXBIO, Inc.*	32,650	1,057,207
Spectrum Pharmaceuticals, Inc.*	117,050	272,727
Vanda Pharmaceuticals, Inc.*	55,520	575,187
Xencor, Inc.*(a)	51,370	1,534,936
		13,498,023
Building Products — 2.2%
AAON, Inc.	42,319	2,044,854
A1

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
American Woodmark Corp.*	16,180	$737,323
Apogee Enterprises, Inc.	27,558	573,758
Gibraltar Industries, Inc.*	33,608	1,442,455
Griffon Corp.	44,279	560,129
Insteel Industries, Inc.	19,050	252,412
Patrick Industries, Inc.	23,250	654,720
PGT Innovations, Inc.*	60,620	508,602
Quanex Building Products Corp.	34,328	346,026
Simpson Manufacturing Co., Inc.	41,953	2,600,247
Universal Forest Products, Inc.	63,952	2,378,375
		12,098,901
Capital Markets — 0.8%
Blucora, Inc.*	50,762	611,682
Donnelley Financial Solutions, Inc.*	32,287	170,153
Greenhill & Co., Inc.(a)	15,420	151,733
INTL. FCStone, Inc.*	17,050	618,233
Piper Sandler Cos.	17,865	903,433
Virtus Investment Partners, Inc.	7,610	579,197
Waddell & Reed Financial, Inc. (Class A Stock)(a)	73,050	831,309
WisdomTree Investments, Inc.	121,500	283,095
		4,148,835
Chemicals — 2.9%
AdvanSix, Inc.*	29,030	276,946
American Vanguard Corp.	27,648	399,790
Balchem Corp.	33,513	3,308,403
Ferro Corp.*(a)	85,190	797,378
FutureFuel Corp.	26,700	300,909
GCP Applied Technologies, Inc.*(a)	56,000	996,800
Hawkins, Inc.	9,900	352,440
HB Fuller Co.	53,088	1,482,748
Innospec, Inc.	25,470	1,769,910
Koppers Holdings, Inc.*	21,480	265,708
Kraton Corp.*	32,590	263,979
Livent Corp.*(a)	151,410	794,903
LSB Industries, Inc.*	20,900	43,890
Quaker Chemical Corp.(a)	13,548	1,710,842
Rayonier Advanced Materials, Inc.	50,520	53,551
Stepan Co.	20,840	1,843,506
Tredegar Corp.	25,735	402,238
Trinseo SA	40,700	737,077
		15,801,018
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	69,133	1,684,080
Brady Corp. (Class A Stock)(a)	51,762	2,336,019
Harsco Corp.*	81,550	568,403
Interface, Inc.	60,212	455,203
Matthews International Corp. (Class A Stock)(a)	32,620	789,078
Mobile Mini, Inc.	45,877	1,203,354
Pitney Bowes, Inc.(a)	176,000	359,040
RR Donnelley & Sons Co.	70,083	67,174
Team, Inc.*	31,510	204,815
UniFirst Corp.	15,960	2,411,396
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
US Ecology, Inc.	26,550	$807,120
Viad Corp.	21,077	447,465
		11,333,147
Communications Equipment — 1.1%
ADTRAN, Inc.	49,260	378,317
Applied Optoelectronics, Inc.*(a)	19,350	146,866
CalAmp Corp.*	34,990	157,455
Comtech Telecommunications Corp.	25,409	337,686
Digi International, Inc.*	29,214	278,702
Extreme Networks, Inc.*	125,600	388,104
Harmonic, Inc.*(a)	99,274	571,818
NETGEAR, Inc.*	31,366	716,399
Plantronics, Inc.(a)	33,850	340,531
Viavi Solutions, Inc.*	239,090	2,680,199
		5,996,077
Construction & Engineering — 0.9%
Aegion Corp.*	32,107	575,679
Arcosa, Inc.	50,400	2,002,896
Comfort Systems USA, Inc.	38,134	1,393,798
Granite Construction, Inc.(a)	48,640	738,355
MYR Group, Inc.*	17,270	452,301
		5,163,029
Construction Materials — 0.1%
U.S. Concrete, Inc.*	16,350	296,589
Consumer Finance — 0.8%
Encore Capital Group, Inc.*(a)	28,840	674,279
Enova International, Inc.*	35,139	509,164
EZCORP, Inc. (Class A Stock)*	54,071	225,476
Green Dot Corp. (Class A Stock)*	49,350	1,252,997
PRA Group, Inc.*(a)	47,257	1,309,964
World Acceptance Corp.*(a)	5,752	314,117
		4,285,997
Containers & Packaging — 0.1%
Myers Industries, Inc.	36,820	395,815
Distributors — 0.2%
Core-Mark Holding Co., Inc.	47,490	1,356,789
Diversified Consumer Services — 0.8%
American Public Education, Inc.*	16,083	384,866
Perdoceo Education Corp.*	73,130	789,073
Regis Corp.*(a)	25,000	147,750
Strategic Education, Inc.	22,901	3,200,644
		4,522,333
Diversified Financial Services — 0.2%
FGL Holdings	135,700	1,329,860
Diversified Telecommunication Services — 1.7%
ATN International, Inc.	11,400	669,294
Cincinnati Bell, Inc.*	52,380	766,843
Cogent Communications Holdings, Inc.	43,350	3,553,399
Consolidated Communications Holdings, Inc.	74,640	339,612
Iridium Communications, Inc.*(a)	100,870	2,252,427

A2

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Vonage Holdings Corp.*	236,650	$1,710,980
		9,292,555
Electric Utilities — 0.5%
El Paso Electric Co.	42,368	2,879,329
Electrical Equipment — 0.7%
AZZ, Inc.	27,292	767,451
Encore Wire Corp.	21,841	917,103
Powell Industries, Inc.	9,122	234,162
Sunrun, Inc.*(a)	80,900	817,090
Vicor Corp.*	19,081	849,868
		3,585,674
Electronic Equipment, Instruments & Components — 4.9%
Anixter International, Inc.*	31,344	2,754,197
Arlo Technologies, Inc.*	78,504	190,765
Badger Meter, Inc.(a)	30,264	1,622,150
Bel Fuse, Inc. (Class B Stock)	10,422	101,510
Benchmark Electronics, Inc.	39,220	784,008
CTS Corp.	33,904	843,871
Daktronics, Inc.(a)	38,358	189,105
ePlus, Inc.*	14,110	883,568
Fabrinet (Thailand)*	38,530	2,102,197
FARO Technologies, Inc.*	18,134	806,963
Insight Enterprises, Inc.*	37,215	1,567,868
Itron, Inc.*	36,680	2,047,844
KEMET Corp.	60,540	1,462,646
Knowles Corp.*	89,350	1,195,503
Methode Electronics, Inc.(a)	38,696	1,022,735
MTS Systems Corp.	18,535	417,038
OSI Systems, Inc.*	17,750	1,223,330
PC Connection, Inc.	11,500	473,915
Plexus Corp.*	30,380	1,657,533
Rogers Corp.*	19,331	1,825,233
Sanmina Corp.*	72,890	1,988,439
ScanSource, Inc.*	26,253	561,552
TTM Technologies, Inc.*(a)	101,799	1,052,602
		26,774,572
Energy Equipment & Services — 0.9%
Archrock, Inc.	132,110	496,734
Diamond Offshore Drilling, Inc.*(a)	66,600	121,878
DMC Global, Inc.(a)	15,300	352,053
Dril-Quip, Inc.*(a)	37,600	1,146,800
Era Group, Inc.*	20,121	107,245
Exterran Corp.*	28,980	139,104
Geospace Technologies Corp.*	14,050	89,920
Helix Energy Solutions Group, Inc.*	146,060	239,538
KLX Energy Services Holdings, Inc.*	20,350	14,245
Matrix Service Co.*	28,263	267,651
Nabors Industries Ltd.(a)	350,800	136,847
Newpark Resources, Inc.*	93,050	83,466
Noble Corp. PLC*(a)	258,450	67,197
Oceaneering International, Inc.*	102,300	300,762
Oil States International, Inc.*(a)	61,350	124,541
ProPetro Holding Corp.*	84,950	212,375
RPC, Inc.(a)	53,150	109,489
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
SEACOR Holdings, Inc.*	18,341	$494,473
TETRA Technologies, Inc.*	122,341	39,149
US Silica Holdings, Inc.(a)	76,270	137,286
Valaris PLC (Saudi Arabia)(a)	200,400	90,200
		4,770,953
Entertainment — 0.2%
Glu Mobile, Inc.*	119,400	751,026
Marcus Corp. (The)	23,708	292,083
		1,043,109
Equity Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	90,465	1,120,861
Agree Realty Corp.(a)	47,410	2,934,679
Alexander & Baldwin, Inc.	70,650	792,693
American Assets Trust, Inc.	49,880	1,247,000
Armada Hoffler Properties, Inc.	57,670	617,069
CareTrust REIT, Inc.	99,455	1,470,939
CBL & Associates Properties, Inc.(a)	176,750	35,368
Cedar Realty Trust, Inc.	85,616	79,888
Chatham Lodging Trust	48,200	286,308
Community Healthcare Trust, Inc.	21,250	813,450
DiamondRock Hospitality Co.	207,770	1,055,472
Easterly Government Properties, Inc.	77,150	1,900,976
Essential Properties Realty Trust, Inc.(a)	91,500	1,194,990
Four Corners Property Trust, Inc.	71,709	1,341,675
Franklin Street Properties Corp.(a)	111,052	636,328
Getty Realty Corp.	35,564	844,289
Global Net Lease, Inc.	93,060	1,244,212
Hersha Hospitality Trust(a)	36,190	129,560
Independence Realty Trust, Inc.	94,250	842,595
Industrial Logistics Properties Trust	67,750	1,188,335
Innovative Industrial Properties, Inc.(a)	17,750	1,347,758
Investors Real Estate Trust(a)	12,100	665,500
iStar, Inc.	77,750	824,928
Kite Realty Group Trust(a)	87,222	825,992
Lexington Realty Trust(a)	257,836	2,560,312
LTC Properties, Inc.	41,446	1,280,681
National Storage Affiliates Trust(a)	61,750	1,827,800
NexPoint Residential Trust, Inc.(a)	23,500	592,435
Office Properties Income Trust(a)	50,150	1,366,588
Pennsylvania Real Estate Investment Trust(a)	61,022	55,628
Retail Opportunity Investments Corp.	120,260	996,955
RPT Realty	83,480	503,384
Safehold, Inc.(a)	13,650	863,090
Saul Centers, Inc.	12,220	400,083
Summit Hotel Properties, Inc.	109,250	461,035
Tanger Factory Outlet Centers, Inc.(a)	95,850	479,250
Uniti Group, Inc.(a)	201,000	1,212,030
Universal Health Realty Income Trust	13,230	1,333,716
Urstadt Biddle Properties, Inc. (Class A Stock)	30,940	436,254
Washington Prime Group, Inc.(a)	192,950	155,344
Washington Real Estate Investment Trust(a)	83,950	2,003,887
Whitestone REIT	42,050	260,710

A3

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc.	117,200	$1,207,160
		41,437,207
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	33,824	634,200
Chefs’ Warehouse, Inc. (The)*	26,450	266,352
PriceSmart, Inc.	23,250	1,221,787
SpartanNash Co.	37,826	541,668
United Natural Foods, Inc.*(a)	55,450	509,031
		3,173,038
Food Products — 1.4%
B&G Foods, Inc.(a)	66,580	1,204,432
Calavo Growers, Inc.(a)	17,030	982,461
Cal-Maine Foods, Inc.(a)	31,510	1,385,810
Fresh Del Monte Produce, Inc.	31,550	871,095
J&J Snack Foods Corp.	15,558	1,882,518
John B. Sanfilippo & Son, Inc.	9,220	824,268
Seneca Foods Corp. (Class A Stock)*	7,220	287,212
		7,437,796
Gas Utilities — 0.8%
Northwest Natural Holding Co.	31,655	1,954,696
South Jersey Industries, Inc.(a)	96,114	2,402,850
		4,357,546
Health Care Equipment & Supplies — 3.9%
AngioDynamics, Inc.*	39,150	408,335
Cardiovascular Systems, Inc.*	36,690	1,291,855
CONMED Corp.	29,529	1,691,126
CryoLife, Inc.*	39,053	660,777
Cutera, Inc.*	14,700	191,982
Glaukos Corp.*	40,650	1,254,459
Heska Corp.*(a)	7,350	406,455
Inogen, Inc.*	19,000	981,540
Integer Holdings Corp.*	34,054	2,140,634
Invacare Corp.	34,802	258,579
Lantheus Holdings, Inc.*	40,700	519,332
LeMaitre Vascular, Inc.	17,150	427,378
Meridian Bioscience, Inc.*	44,405	373,002
Merit Medical Systems, Inc.*(a)	57,458	1,795,562
Mesa Laboratories, Inc.(a)	4,240	958,622
Natus Medical, Inc.*	35,465	820,305
Neogen Corp.*(a)	54,523	3,652,496
OraSure Technologies, Inc.*(a)	64,170	690,469
Orthofix Medical, Inc.*	19,800	554,598
Surmodics, Inc.*	14,192	472,877
Tactile Systems Technology, Inc.*(a)	19,800	795,168
Varex Imaging Corp.*	39,950	907,265
		21,252,816
Health Care Providers & Services — 3.7%
Addus HomeCare Corp.*	14,100	953,160
AMN Healthcare Services, Inc.*	48,569	2,807,774
BioTelemetry, Inc.*	35,370	1,362,099
Community Health Systems, Inc.*(a)	122,410	408,849
CorVel Corp.*	9,370	510,759
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Covetrus, Inc.*(a)	101,000	$822,140
Cross Country Healthcare, Inc.*	37,723	254,253
Ensign Group, Inc. (The)	52,230	1,964,370
Hanger, Inc.*	38,700	602,946
LHC Group, Inc.*	30,828	4,322,086
Magellan Health, Inc.*	22,711	1,092,626
Owens & Minor, Inc.	65,250	597,037
Pennant Group, Inc. (The)*	27,365	387,488
Providence Service Corp. (The)*	11,950	655,816
RadNet, Inc.*	43,150	453,507
Select Medical Holdings Corp.*	111,660	1,674,900
Tivity Health, Inc.*(a)	44,418	279,389
US Physical Therapy, Inc.	13,340	920,460
		20,069,659
Health Care Technology — 1.4%
Computer Programs & Systems, Inc.	13,036	290,051
HealthStream, Inc.*	26,610	637,309
HMS Holdings Corp.*	91,570	2,313,974
NextGen Healthcare, Inc.*	50,384	526,009
Omnicell, Inc.*	43,682	2,864,666
Tabula Rasa HealthCare, Inc.*(a)	20,450	1,069,330
		7,701,339
Hotels, Restaurants & Leisure — 1.2%
BJ’s Restaurants, Inc.	20,012	277,967
Bloomin’ Brands, Inc.	89,880	641,743
Chuy’s Holdings, Inc.*(a)	17,300	174,211
Dave & Buster’s Entertainment, Inc.(a)	31,970	418,168
Dine Brands Global, Inc.(a)	17,525	502,617
El Pollo Loco Holdings, Inc.*(a)	19,950	168,577
Fiesta Restaurant Group, Inc.*	20,600	83,018
Monarch Casino & Resort, Inc.*	12,481	350,342
Red Robin Gourmet Burgers, Inc.*(a)	13,463	114,705
Ruth’s Hospitality Group, Inc.	28,148	188,029
Shake Shack, Inc. (Class A Stock)*(a)	32,390	1,222,398
Wingstop, Inc.(a)	30,650	2,442,805
		6,584,580
Household Durables — 2.3%
Cavco Industries, Inc.*	9,000	1,304,460
Century Communities, Inc.*	29,650	430,221
Ethan Allen Interiors, Inc.	25,339	258,964
Installed Building Products, Inc.*	22,200	885,114
iRobot Corp.*(a)	29,410	1,202,869
La-Z-Boy, Inc.(a)	48,171	989,914
LGI Homes, Inc.*	22,980	1,037,547
M/I Homes, Inc.*	29,220	483,007
MDC Holdings, Inc.	52,115	1,209,068
Meritage Homes Corp.*	37,437	1,366,825
TopBuild Corp.*	35,350	2,532,474
Tupperware Brands Corp.	49,900	80,838
Universal Electronics, Inc.*	14,494	556,135
		12,337,436
Household Products — 0.8%
Central Garden & Pet Co.*	10,300	283,250

A4

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Central Garden & Pet Co. (Class A Stock)*	41,858	$1,070,309
WD-40 Co.(a)	14,279	2,867,937
		4,221,496
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	37,230	790,393
Insurance — 3.5%
Ambac Financial Group, Inc.*	47,200	582,448
American Equity Investment Life Holding Co.	94,720	1,780,736
AMERISAFE, Inc.	20,114	1,296,749
eHealth, Inc.*	25,891	3,645,971
Employers Holdings, Inc.	33,165	1,343,514
HCI Group, Inc.(a)	6,680	268,870
Horace Mann Educators Corp.	42,870	1,568,613
James River Group Holdings Ltd.	31,600	1,145,184
Kinsale Capital Group, Inc.(a)	21,500	2,247,395
ProAssurance Corp.	55,946	1,398,650
Safety Insurance Group, Inc.	15,260	1,288,402
Stewart Information Services Corp.	24,762	660,402
Third Point Reinsurance Ltd. (Bermuda)*	83,000	615,030
United Fire Group, Inc.	22,201	723,975
United Insurance Holdings Corp.	21,350	197,274
Universal Insurance Holdings, Inc.	31,740	568,781
		19,331,994
Interactive Media & Services — 0.1%
QuinStreet, Inc.*	47,800	384,790
Internet & Direct Marketing Retail — 0.6%
Liquidity Services, Inc.*	27,200	105,536
PetMed Express, Inc.(a)	20,981	603,833
Shutterstock, Inc.	19,950	641,592
Stamps.com, Inc.*	16,960	2,206,157
		3,557,118
IT Services — 2.4%
Cardtronics PLC (Class A Stock)*(a)	37,660	787,847
CSG Systems International, Inc.	34,304	1,435,622
EVERTEC, Inc. (Puerto Rico)(a)	62,150	1,412,670
ExlService Holdings, Inc.*	35,500	1,847,065
ManTech International Corp. (Class A Stock)	28,000	2,034,760
NIC, Inc.	69,650	1,601,950
Perficient, Inc.*(a)	34,014	921,439
Sykes Enterprises, Inc.*	40,060	1,086,427
TTEC Holdings, Inc.	18,397	675,538
Unisys Corp.*	53,850	665,048
Virtusa Corp.*	31,100	883,240
		13,351,606
Leisure Products — 0.4%
Callaway Golf Co.(a)	97,690	998,392
Sturm Ruger & Co., Inc.(a)	17,317	881,608
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*(a)	59,700	$525,360
		2,405,360
Life Sciences Tools & Services — 1.1%
Luminex Corp.	43,620	1,200,859
Medpace Holdings, Inc.*(a)	28,500	2,091,330
NeoGenomics, Inc.*	108,600	2,998,446
		6,290,635
Machinery — 5.8%
Alamo Group, Inc.	10,160	902,005
Albany International Corp. (Class A Stock)	31,964	1,512,856
Astec Industries, Inc.	23,440	819,697
Barnes Group, Inc.	49,616	2,075,437
Briggs & Stratton Corp.(a)	42,826	77,515
Chart Industries, Inc.*	37,250	1,079,505
CIRCOR International, Inc.*	20,728	241,067
Enerpac Tool Group Corp.	56,134	929,018
EnPro Industries, Inc.	21,678	858,015
ESCO Technologies, Inc.	27,041	2,052,682
Federal Signal Corp.	62,980	1,718,094
Franklin Electric Co., Inc.	40,080	1,888,970
Greenbrier Cos., Inc. (The)	33,880	601,031
Hillenbrand, Inc.	77,068	1,472,769
John Bean Technologies Corp.(a)	32,967	2,448,459
Lindsay Corp.(a)	11,329	1,037,510
Lydall, Inc.*	17,856	115,350
Meritor, Inc.*(a)	76,780	1,017,335
Mueller Industries, Inc.	59,268	1,418,876
Proto Labs, Inc.*(a)	27,850	2,120,220
SPX Corp.*	45,970	1,500,461
SPX FLOW, Inc.*	44,230	1,257,017
Standex International Corp.	13,020	638,240
Tennant Co.	19,010	1,101,630
Titan International, Inc.	51,900	80,445
Wabash National Corp.	56,140	405,331
Watts Water Technologies, Inc. (Class A Stock)	28,761	2,434,619
		31,804,154
Marine — 0.2%
Matson, Inc.	44,650	1,367,183
Media — 0.4%
EW Scripps Co. (The) (Class A Stock)(a)	56,211	423,831
Gannett Co., Inc.(a)	135,320	200,273
Scholastic Corp.	32,020	816,190
TechTarget, Inc.*	23,800	490,518
		1,930,812
Metals & Mining — 0.9%
Century Aluminum Co.*	51,693	187,129
Cleveland-Cliffs, Inc.(a)	412,346	1,628,767
Haynes International, Inc.	13,080	269,579
Kaiser Aluminum Corp.	16,510	1,143,813
Materion Corp.	21,228	743,192

A5

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Olympic Steel, Inc.	9,518	$98,511
SunCoke Energy, Inc.	89,450	344,382
TimkenSteel Corp.*(a)	40,660	131,332
Warrior Met Coal, Inc.	53,150	564,453
		5,111,158
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	148,050	1,098,531
ARMOUR Residential REIT, Inc.	61,150	538,731
Capstead Mortgage Corp.	98,150	412,230
Granite Point Mortgage Trust, Inc.	57,050	289,244
Invesco Mortgage Capital, Inc.	166,400	567,424
KKR Real Estate Finance Trust, Inc.(a)	25,100	376,751
New York Mortgage Trust, Inc.(a)	377,950	585,822
PennyMac Mortgage Investment Trust	104,180	1,106,392
Ready Capital Corp.	36,200	261,364
Redwood Trust, Inc.(a)	116,500	589,490
		5,825,979
Multiline Retail — 0.1%
Big Lots, Inc.	40,600	577,332
J.C. Penney Co., Inc.*(a)	304,500	109,620
		686,952
Multi-Utilities — 0.5%
Avista Corp.	69,423	2,949,783
Oil, Gas & Consumable Fuels — 1.0%
Bonanza Creek Energy, Inc.*	19,100	214,875
Callon Petroleum Co.*(a)	401,550	220,009
CONSOL Energy, Inc.*(a)	26,730	98,634
Denbury Resources, Inc.*(a)	501,950	92,660
Dorian LPG Ltd.*	29,750	259,122
Green Plains, Inc.(a)	35,090	170,186
Gulfport Energy Corp.*	150,750	67,039
HighPoint Resources Corp.*	109,930	20,887
Laredo Petroleum, Inc.*	187,250	71,118
Oasis Petroleum, Inc.*	289,050	101,168
Par Pacific Holdings, Inc.*	38,250	271,575
PDC Energy, Inc.*	100,338	623,099
Penn Virginia Corp.*	12,600	38,934
QEP Resources, Inc.	239,900	80,247
Range Resources Corp.(a)	216,400	493,392
Renewable Energy Group, Inc.*	40,550	832,491
REX American Resources Corp.*	5,830	271,153
Ring Energy, Inc.*(a)	61,400	40,444
SM Energy Co.(a)	108,350	132,187
Southwestern Energy Co.*(a)	562,500	950,625
Talos Energy, Inc.*	20,850	119,887
Whiting Petroleum Corp.*(a)	90,000	60,336
		5,230,068
Paper & Forest Products — 0.7%
Boise Cascade Co.	40,490	962,852
Clearwater Paper Corp.*	17,300	377,313
Mercer International, Inc. (Germany)	41,150	297,926
Neenah, Inc.	17,538	756,414
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
P.H. Glatfelter Co.	46,000	$562,120
Schweitzer-Mauduit International, Inc.	32,146	894,302
		3,850,927
Personal Products — 0.4%
Inter Parfums, Inc.	18,350	850,523
Medifast, Inc.(a)	12,090	755,625
USANA Health Sciences, Inc.*	13,050	753,768
		2,359,916
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc.*	35,550	527,562
ANI Pharmaceuticals, Inc.*	9,690	394,771
Corcept Therapeutics, Inc.*(a)	106,850	1,270,446
Endo International PLC*	208,950	773,115
Innoviva, Inc.*	69,550	817,908
Lannett Co., Inc.*(a)	34,750	241,513
Pacira BioSciences, Inc.*(a)	43,380	1,454,531
Phibro Animal Health Corp. (Class A Stock)	21,100	509,987
Supernus Pharmaceuticals, Inc.*	54,660	983,333
		6,973,166
Professional Services — 1.3%
Exponent, Inc.	53,940	3,878,825
Forrester Research, Inc.*	11,032	322,465
Heidrick & Struggles International, Inc.	20,024	450,540
Kelly Services, Inc. (Class A Stock)	34,339	435,762
Korn Ferry	57,550	1,399,616
Resources Connection, Inc.	31,300	343,361
TrueBlue, Inc.*	40,498	516,755
		7,347,324
Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.*	24,450	662,595
RE/MAX Holdings, Inc. (Class A Stock)	18,500	405,520
Realogy Holdings Corp.(a)	118,800	357,588
St. Joe Co. (The)*(a)	32,700	548,706
		1,974,409
Road & Rail — 0.8%
ArcBest Corp.	26,495	464,193
Heartland Express, Inc.	48,548	901,536
Marten Transport Ltd.	40,300	826,956
Saia, Inc.*(a)	27,000	1,985,580
		4,178,265
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.*	39,837	1,931,696
Axcelis Technologies, Inc.*	33,700	617,047
Brooks Automation, Inc.	75,195	2,293,447
CEVA, Inc.*	22,850	569,651
Cohu, Inc.	42,747	529,208
Diodes, Inc.*(a)	43,020	1,748,118
DSP Group, Inc.*	23,728	317,955
FormFactor, Inc.*	78,800	1,583,092
Ichor Holdings Ltd.*	23,400	448,344

A6

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Kulicke & Soffa Industries, Inc. (Singapore)	65,982	$1,377,044
MaxLinear, Inc.*	67,650	789,476
Onto Innovation, Inc.*(a)	51,087	1,515,751
PDF Solutions, Inc.*	28,950	339,294
Photronics, Inc.*	69,830	716,456
Power Integrations, Inc.(a)	30,630	2,705,548
Rambus, Inc.*	115,820	1,285,602
SMART Global Holdings, Inc.*	13,650	331,695
Ultra Clean Holdings, Inc.*	41,320	570,216
Veeco Instruments, Inc.*	50,843	486,568
Xperi Corp.	51,617	717,992
		20,874,200
Software — 2.8%
8x8, Inc.*(a)	104,300	1,445,598
Agilysys, Inc.*	21,282	355,409
Alarm.com Holdings, Inc.*	37,890	1,474,300
Bottomline Technologies DE, Inc.*	39,660	1,453,539
Ebix, Inc.(a)	23,247	352,890
LivePerson, Inc.*(a)	64,060	1,457,365
MicroStrategy, Inc. (Class A Stock)*	8,620	1,018,022
OneSpan, Inc.*	34,000	617,100
Progress Software Corp.	46,597	1,491,104
Qualys, Inc.*(a)	34,720	3,020,293
SPS Commerce, Inc.*	36,300	1,688,313
TiVo Corp.	131,450	930,666
		15,304,599
Specialty Retail — 2.5%
Abercrombie & Fitch Co. (Class A Stock)(a)	65,150	592,213
America’s Car-Mart, Inc.*	6,500	366,275
Asbury Automotive Group, Inc.*	20,160	1,113,437
Barnes & Noble Education, Inc.*	40,026	54,435
Boot Barn Holdings, Inc.*(a)	29,520	381,694
Buckle, Inc. (The)(a)	29,559	405,254
Caleres, Inc.	41,604	216,341
Cato Corp. (The) (Class A Stock)	22,303	237,973
Chico’s FAS, Inc.	121,700	156,993
Children’s Place, Inc. (The)(a)	15,065	294,671
Conn’s, Inc.*(a)	19,550	81,719
Designer Brands, Inc. (Class A Stock)	56,800	282,864
Express, Inc.*(a)	68,680	102,333
GameStop Corp. (Class A Stock)(a)	67,930	237,755
Genesco, Inc.*(a)	14,862	198,259
Group 1 Automotive, Inc.(a)	18,204	805,709
Guess?, Inc.(a)	44,170	299,031
Haverty Furniture Cos., Inc.(a)	18,811	223,663
Hibbett Sports, Inc.*	18,396	201,160
Lithia Motors, Inc. (Class A Stock)	23,640	1,933,516
Lumber Liquidators Holdings, Inc.*(a)	29,672	139,162
MarineMax, Inc.*	21,992	229,157
Michaels Cos., Inc. (The)*(a)	79,300	128,466
Monro, Inc.(a)	34,652	1,518,104
Office Depot, Inc.	567,550	930,782
Rent-A-Center, Inc.	51,250	724,675
Shoe Carnival, Inc.(a)	9,310	193,369
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Signet Jewelers Ltd.(a)	54,000	$348,300
Sleep Number Corp.*(a)	29,550	566,178
Sonic Automotive, Inc. (Class A Stock)	25,247	335,280
Tailored Brands, Inc.(a)	50,337	87,586
Zumiez, Inc.*	21,250	368,050
		13,754,404
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.*(a)	122,750	946,403
Diebold Nixdorf, Inc.*(a)	78,900	277,728
		1,224,131
Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	71,343	1,212,118
Fossil Group, Inc.*(a)	47,800	157,262
G-III Apparel Group Ltd.*	44,300	341,110
Kontoor Brands, Inc.(a)	48,470	929,170
Movado Group, Inc.	16,867	199,368
Oxford Industries, Inc.(a)	17,816	646,008
Steven Madden Ltd.(a)	80,585	1,871,989
Unifi, Inc.*	15,180	175,329
Vera Bradley, Inc.*	23,850	98,262
Wolverine World Wide, Inc.	84,124	1,278,685
		6,909,301
Thrifts & Mortgage Finance — 1.5%
Axos Financial, Inc.*(a)	55,590	1,007,847
Flagstar Bancorp, Inc.	35,950	712,889
HomeStreet, Inc.	25,410	564,864
Meta Financial Group, Inc.	36,000	781,920
NMI Holdings, Inc. (Class A Stock)*	70,550	819,085
Northfield Bancorp, Inc.	44,950	502,991
Northwest Bancshares, Inc.(a)	104,060	1,203,974
Provident Financial Services, Inc.	62,560	804,522
TrustCo Bank Corp.	100,095	541,514
Walker & Dunlop, Inc.	29,820	1,200,851
		8,140,457
Tobacco — 0.4%
Universal Corp.	25,800	1,140,618
Vector Group Ltd.(a)	119,632	1,126,933
		2,267,551
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	40,188	1,837,395
DXP Enterprises, Inc.*	16,750	205,355
Foundation Building Materials, Inc.*	18,200	187,278
GMS, Inc.*	43,950	691,334
Kaman Corp.	29,002	1,115,707
Veritiv Corp.*	13,090	102,887
		4,139,956
Water Utilities — 1.0%
American States Water Co.	38,382	3,137,345
California Water Service Group	50,060	2,519,019
		5,656,364

A7

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	48,760	$2,401,430
Spok Holdings, Inc.	17,970	192,099
		2,593,529

Total Common Stocks (cost $548,295,687)		545,639,909
Exchange-Traded Fund — 0.1%
iShares Core S&P Small-Cap ETF(a)	7,400	415,214
(cost $235,466)

Total Long-Term Investments (cost $548,531,153)		546,055,123
Short-Term Investments — 22.5%
Affiliated Mutual Funds — 22.4%
PGIM Core Ultra Short Bond Fund(w)	896	896
PGIM Institutional Money Market Fund (cost $122,579,976; includes $122,468,307 of cash collateral for securities on loan)(b)(w)	122,804,918	122,608,430

Total Affiliated Mutual Funds (cost $122,580,872)		122,609,326

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.020%	06/18/20	250	249,943
(cost $249,989)

Total Short-Term Investments (cost $122,830,861)				122,859,269

TOTAL INVESTMENTS—122.3% (cost $671,362,014)				668,914,392

Liabilities in excess of other assets(z) — (22.3)%				(121,764,187)

Net Assets — 100.0%				$547,150,205

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,582,750; cash collateral of $122,468,307 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
17	Russell 2000 E-Mini Index	Jun. 2020	$975,460	$105,826
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8